Intangible Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

Intangible assets primarily consist of the valuation of identifiable intangible assets acquired, representing trade names, regulatory licenses, and technology. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

At June 30, 2022 and September 30, 2021, intangible assets consisted of the following:

	Useful Life	June 30, 2022	September 30, 2021
Licenses and banking infrastructure(1)	10 Years	$—	$14,085,402
Trade names	3 Years	784,246	—
Regulatory licenses	3 Years	138,751	—
Technology	5 Years	10,300,774	—
Software	3 Years	11,237	—
		11,235,008	14,085,402
Less: accumulated amortization		(2,567,012)	(469,286)
		$8,667,996	$13,616,116

(1)      In February 2022, a third party valuation report in connection with the acquisition of Match was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.

For the three months ended June 30, 2022 and 2021, amortization expense amounted to $592,892 and $117,145, respectively, of which, $526,601 and $117,145 was included in cost of revenue — financial services, and $66,291 and $0 was included in operating expenses, respectively.

For the nine months ended June 30, 2022 and 2021, amortization expense amounted to $2,097,726 and $117,145, respectively, of which, $1,899,791 and $117,145 was included in cost of revenue — financial services, and $197,935 and $0 was included in operating expenses, respectively.

Amortization of intangible assets attributable to future periods is as follows:

For the Twelve-month Period Ending June 30:	Amortization Amount
2023	$2,371,566
2024	2,345,927
2025	2,062,027
2026	1,888,476
2027 and thereafter	—
$8,667,996

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired (See Note 5), representing license and banking infrastructure, was completed. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. Furthermore, the Company is in the process of having a third-party valuation firm conduct a valuation of the acquisition. As such, the Company’s valuation is preliminary and subject to change pending the results of the third-party valuation report.

At September 30, 2021, intangible assets consisted of the following:

	Useful Life	September 30, 2021
License and banking infrastructure	10 Years	$14,085,402
Less: accumulated amortization		(469,286)
		$13,616,116

For the year ended September 30, 2021, amortization expense amounted to $469,286, which represented amortization from May 28, 2021 (the date of acquisition) to September 30, 2021. There was no comparable amortization prior to the date of acquisition.

Amortization of intangible assets attributable to future periods is as follows:

For the twelve-month period ending September 30:	Amortization amount
2022	$1,408,540
2023	1,408,540
2024	1,408,540
2025	1,408,540
2026 and thereafter	7,981,956
$13,616,116